Schedule of Share-based Compensation, Activity (Details)	12 Months Ended
Jan. 31, 2015 USD ($)
Share-based Compensation Schedule Of Share-based Compensation, Activity 1	$ 4,728
Share-based Compensation Schedule Of Share-based Compensation, Activity 2	2,610
Share-based Compensation Schedule Of Share-based Compensation, Activity 3	4,728
Share-based Compensation Schedule Of Share-based Compensation, Activity 4	236,509
Share-based Compensation Schedule Of Share-based Compensation, Activity 5	1,776
Share-based Compensation Schedule Of Share-based Compensation, Activity 6	1,503
Share-based Compensation Schedule Of Share-based Compensation, Activity 7	0
Share-based Compensation Schedule Of Share-based Compensation, Activity 8	0
Share-based Compensation Schedule Of Share-based Compensation, Activity 9	11,232
Share-based Compensation Schedule Of Share-based Compensation, Activity 10	$ 240,622